Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Six Months Ended June 30,
	2023	2022
Net loss attributable to common stockholders	$(29,851)	$(8,121)
Basic weighted-average common shares outstanding (1)	89,326,172	62,094,383
Basic net loss per share for the period attributable to common stockholders	$(0.33)	$(0.13)

Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$—	$(18,635)
Dilutive numerator	$(29,851)	$(26,756)
Columbia Warrant	—	1,410,657
Diluted weighted-average common shares outstanding	89,326,172	63,505,040
Diluted net loss per share for the period attributable to common stockholders	$(0.33)	$(0.42)
[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).